iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Biotechnology  —  17 .6%
AbbVie, Inc. ............................ 1,015,410 $ 186,733,899
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 73,785 20,018,608
Amgen, Inc. ............................ 307,352 87,724,408
Apellis Pharmaceuticals, Inc.
(a)
................ 60,065 1,742,486
Biogen, Inc.
(a)
........................... 83,349 11,996,422
BioMarin Pharmaceutical, Inc.
(a)
............... 108,156 6,852,764
Exact Sciences Corp.
(a) (b)
.................... 104,507 5,857,617
Exelixis, Inc.
(a)
........................... 160,370 5,316,265
Gilead Sciences, Inc. ...................... 715,251 69,522,397
GRAIL, Inc.
(a) (b)
.......................... 14,913 451,566
Incyte Corp.
(a)
........................... 91,100 6,755,976
Ionis Pharmaceuticals, Inc.
(a)
................. 89,625 2,859,037
Moderna, Inc.
(a)
.......................... 185,218 7,301,294
Natera, Inc.
(a)
........................... 65,626 11,610,552
Neurocrine Biosciences, Inc.
(a)
................ 57,135 8,674,236
Regeneron Pharmaceuticals, Inc.
(a)
............. 59,889 40,304,099
Roivant Sciences Ltd.
(a) (b)
................... 243,650 2,711,825
Sarepta Therapeutics, Inc.
(a) (b)
................ 51,896 5,901,613
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 50,753 2,183,902
United Therapeutics Corp.
(a)
.................. 25,018 8,785,571
Vertex Pharmaceuticals, Inc.
(a)
................ 148,176 68,409,896
Viking Therapeutics, Inc.
(a) (b)
.................. 61,038 1,998,994
563,713,427
a
Health Care Equipment & Supplies  —  23 .0%
Abbott Laboratories ....................... 991,306 126,817,777
Align Technology, Inc.
(a)
..................... 42,921 9,404,420
Baxter International, Inc. .................... 291,700 9,497,752
Becton Dickinson & Co. .................... 165,660 41,017,416
Boston Scientific Corp.
(a)
.................... 841,775 86,164,089
Cooper Companies, Inc. (The)
(a)
............... 111,807 10,794,966
Dentsply Sirona, Inc. ...................... 115,748 2,287,181
Dexcom, Inc.
(a)
.......................... 223,512 19,407,547
Edwards Lifesciences Corp.
(a)
................ 342,498 24,813,980
Enovis Corp.
(a) (b)
.......................... 31,643 1,486,588
Envista Holdings Corp.
(a) (b)
................... 99,135 2,034,250
GE HealthCare Technologies, Inc.
(b)
............ 260,478 23,000,207
Globus Medical, Inc. , Class A
(a)
............... 64,127 5,945,855
Hologic, Inc.
(a) (b)
.......................... 130,990 9,449,619
IDEXX Laboratories, Inc.
(a)
................... 46,564 19,652,336
Inspire Medical Systems, Inc.
(a) (b)
.............. 16,742 3,239,577
Insulet Corp.
(a)
........................... 40,071 11,154,965
Intuitive Surgical, Inc.
(a)
..................... 202,475 115,791,403
Masimo Corp.
(a) (b)
......................... 24,801 4,321,078
Medtronic PLC .......................... 735,669 66,813,459
Penumbra, Inc.
(a) (b)
........................ 21,135 5,642,411
QuidelOrtho Corp.
(a)
....................... 35,558 1,545,351
ResMed, Inc. ........................... 83,291 19,671,668
Solventum Corp.
(a) (b)
....................... 79,343 5,876,143
STERIS PLC ............................ 56,392 12,442,895
Stryker Corp. ........................... 207,389 81,149,242
Teleflex, Inc. ............................ 26,535 4,782,668
Zimmer Biomet Holdings, Inc. ................ 113,512 12,427,294
736,632,137
a
Health Care Providers & Services  —  17 .2%
Acadia Healthcare Co., Inc.
(a) (b)
................ 52,073 2,349,013
Amedisys, Inc.
(a)
......................... 18,477 1,709,123
Cardinal Health, Inc. ....................... 139,537 17,255,145
Centene Corp.
(a)
......................... 289,133 18,513,186
Chemed Corp. ........................... 8,523 4,789,926
Cigna Group (The) ........................ 156,639 46,084,760
DaVita, Inc.
(a) (b)
.......................... 26,945 4,747,709
Security Shares Value
a
Health Care Providers & Services (continued)
Elevance Health, Inc. ...................... 133,260 $ 52,730,982
Encompass Health Corp. ................... 56,674 5,626,028
HCA Healthcare, Inc. ...................... 106,073 34,994,543
Henry Schein, Inc.
(a) (b)
...................... 71,996 5,759,680
Humana, Inc. ........................... 69,067 20,252,516
Labcorp Holdings, Inc. ..................... 48,143 12,026,121
Molina Healthcare, Inc.
(a)
.................... 32,494 10,086,463
Premier, Inc. , Class A ...................... 55,170 1,250,152
Quest Diagnostics, Inc. ..................... 63,577 10,369,409
Tenet Healthcare Corp.
(a)
.................... 54,459 7,672,729
UnitedHealth Group, Inc. .................... 527,085 285,938,342
Universal Health Services, Inc. , Class B ......... 32,731 6,171,757
548,327,584
a
Health Care Technology  —  0 .8%
Certara, Inc.
(a) (b)
.......................... 67,783 964,552
Doximity, Inc. , Class A
(a)
.................... 70,264 4,152,602
Veeva Systems, Inc. , Class A
(a) (b)
.............. 84,494 19,709,071
24,826,225
a
Life Sciences Tools & Services  —  11 .1%
10X Genomics, Inc. , Class A
(a) (b)
............... 61,313 919,695
Agilent Technologies, Inc. ................... 164,514 24,927,161
Avantor, Inc.
(a) (b)
.......................... 388,499 8,655,758
Azenta, Inc.
(a) (b)
.......................... 27,470 1,484,753
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 10,805 3,899,308
Bio-Techne Corp. ......................... 89,086 6,552,275
Bruker Corp. ............................ 62,497 3,634,201
Charles River Laboratories International, Inc.
(a)
..... 29,352 4,836,035
Danaher Corp. .......................... 369,932 82,398,654
Fortrea Holdings, Inc.
(a) (b)
.................... 50,721 852,620
Illumina, Inc.
(a)
........................... 91,148 12,098,985
IQVIA Holdings, Inc.
(a)
...................... 103,258 20,792,031
Medpace Holdings, Inc.
(a)
................... 14,564 5,085,021
QIAGEN N.V.
(a) (b)
......................... 124,662 5,564,912
Repligen Corp.
(a)
......................... 31,901 5,302,265
Revvity, Inc. ............................ 70,487 8,890,525
Sotera Health Co.
(a) (b)
...................... 86,356 1,183,941
Thermo Fisher Scientific, Inc. ................. 218,869 130,828,945
Waters Corp.
(a)
.......................... 33,756 14,024,943
West Pharmaceutical Services, Inc. ............ 41,621 14,215,653
356,147,681
a
Pharmaceuticals  —  30 .0%
Bristol-Myers Squibb Co. .................... 1,162,453 68,526,604
Elanco Animal Health, Inc.
(a)
.................. 281,973 3,392,135
Eli Lilly & Co. ........................... 458,836 372,152,703
Intra-Cellular Therapies, Inc.
(a)
................ 58,962 7,492,891
Jazz Pharmaceuticals PLC
(a) (b)
................ 34,456 4,285,293
Johnson & Johnson ....................... 1,382,563 210,356,960
Merck & Co., Inc. ......................... 1,453,279 143,613,031
Organon & Co. .......................... 148,203 2,306,039
Perrigo Co. PLC ......................... 78,071 1,944,749
Pfizer, Inc. ............................. 3,249,356 86,172,921
Royalty Pharma PLC , Class A ................ 224,424 7,087,310
Viatris, Inc. ............................. 679,136 7,660,654
Zoetis, Inc. , Class A ....................... 262,097 44,792,377
959,783,667
a
Total Long-Term Investments — 99.7%
(Cost: $ 3,009,214,110 ) ............................... 3,189,430,721

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Healthcare ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(c) (d) (e)
...................... 62,036,823 $ 62,067,842
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(c) (d)
............................ 6,074,720 6,074,720
a
Total Short-Term Securities — 2.1%
(Cost: $ 68,123,122 ) ................................. 68,142,562
Total Investments — 101.8%
(Cost: $ 3,077,337,232 ) ............................... 3,257,573,283
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (58,025,533)
Net Assets — 100.0% ................................. $ 3,199,547,750
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 45,519,962  $ 16,542,720
(a)
$ —  $ (825) $ 5,985  $ 62,067,842  62,036,823  $ 70,499
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 4,905,810  1,168,910
(a)
—  —  —  6,074,720  6,074,720  196,249  —
$ (825) $ 5,985
$ 68,142,562
$ 266,748  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 66 03/21/25 $ 9,837 $ 459,803

iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
3
Schedule of Investments
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,189,430,721  $ —  $ —  $ 3,189,430,721
Short-Term Securities
Money Market Funds ...................................... 68,142,562  —  —  68,142,562
$ 3,257,573,283  $ —  $ —  $ 3,257,573,283
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 459,803  $ —  $ —  $ 459,803
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)